UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1. Report to Stockholders

Annual Report

OCTOBER 31, 2008

Thrivent Financial

Securities Lending Trust

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity, and maintain a stable $1.00 per share net asset value by investing in dollar-denominated securities with a remaining maturity of 397 calendar days or less.

Our conservative investment philosophy worked well during this period’s market turmoil. Maintaining a short weighted average maturity and holding liquid securities allowed us to shrink the portfolio over 50% during the market’s dramatic volatility. We have significantly increased the percentage of government agency debt and asset-backed commercial paper (which can be quickly liquidated using the Fed’s Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility) to keep the portfolio liquid and prepared for continued stress in the financial markets. We continue to maintain a defensive portfolio stance, focusing less on yield and more on conservative investments and improving liquidity.

Portfolio Composition

(% of Portfolio)

Thrivent Financial Securities Lending Trust As Of October 31, 2008*
7-Day Yield	2.52%
7-Day Effective Yield	2.56%

Average Annual Total Returns**
For the Period Ended October 31, 2008	1-Year	Since Inception, 9/16/2004
Total Return	3.38%	4.09%

*	Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.
**	Annualized Total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing.

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 through October 31, 2008.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period 5/1/2008- 10/31/2008*	Annualized Expense Ratio
Thrivent Financial Securities Lending Trust
Actual	$1,000	$1,013	$0.25	0.05%
Hypothetical**	$1,000	$1,025	$0.26	0.05%

*	Expenses are equal to the Trust’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.
**	Assuming 5% total return before expenses.

PricewaterhouseCoopers LLP 225 South Sixth Street Suite 1400 Minneapolis, MN 55402 Telephone (612) 596 6000

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Thrivent Financial Securities Lending Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thrivent Financial Securities Lending Trust (the “Trust”) at October 31, 2008, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

December 16, 2008

Thrivent Financial Securities Lending Trust

Schedule of Investments as of October 31, 2008

Principal Amount	Commercial Paper (61.3%)[a]	Value
Asset-Backed Commercial Paper (0.4%)
$10,000,000	GOVCO, Inc. 2.600%, 1/28/2009 [b]	$9,936,444

	Total Asset-Backed Commercial Paper	9,936,444

Banking-Domestic (4.4%)
	Branch Banking and Trust Company
100,415,000	0.100%, 11/3/2008	100,415,000
	J.P. Morgan Chase & Company
8,000,000	2.740%, 12/8/2008	7,977,471

	Total Banking-Domestic	108,392,471

Banking-Foreign (6.2%)
	BNP Paribas Financial
3,422,000	0.250%, 11/3/2008	3,421,952
	BNP Paribas Paris
100,000,000	0.250%, 11/3/2008	100,000,001
	DnB NORBank ASA
30,000,000	2.700%, 12/22/2008	29,885,250
	Svenska Handelsbanken AB
20,000,000	3.250%, 5/26/2009[c]	20,000,000

	Total Banking-Foreign	153,307,203

Consumer Cyclical (1.9%)
	Toyota Credit Puerto Rico
6,000,000	2.530%, 11/25/2008	5,989,880
30,000,000	2.580%, 12/15/2008	29,905,400
10,000,000	2.700%, 3/23/2009	9,893,500

	Total Consumer Cyclical	45,788,780

Education (3.8%)
	Northwestern University
25,000,000	2.600%, 11/17/2008	24,971,111
	Yale University
25,000,000	2.670%, 12/9/2008	24,929,542
24,000,000	2.670%, 12/10/2008	23,930,580
20,000,000	2.670%, 12/11/2008	19,940,667

	Total Education	93,771,900

Energy (1.0%)
	Total Capital
25,000,000	2.250%, 11/21/2008	24,968,750

	Total Energy	24,968,750

Finance (20.1%)
	Barton Capital Corporation
10,000,000	2.000%, 12/11/2008[b]	9,977,778
	Chariot Funding, LLC
20,970,000	0.150%, 11/3/2008[b]	20,969,825
19,250,000	2.600%, 11/7/2008[b]	19,241,658
18,633,000	3.000%, 11/13/2008[b]	18,614,367
30,000,000	3.000%, 11/14/2008[b]	29,967,501
11,858,000	2.700%, 12/11/2008[b]	11,822,426
	Ciesco, LLC
30,000,000	2.250%, 12/2/2008[b]	29,941,875
	Enterprise Funding Corporation
26,736,000	2.897%, 11/18/2008[b]	26,697,279
10,000,000	2.760%, 11/19/2008[b]	9,986,200
	Falcon Asset Securitization Corporation
25,435,000	3.200%, 11/18/2008[b]	25,396,565
30,000,000	3.100%, 11/19/2008[b]	29,953,500
	Jupiter Securitization Corporation
10,000,000	0.200%, 11/3/2008[b]	9,999,889
25,000,000	3.700%, 11/12/2008[b]	24,971,736
24,200,000	3.000%, 11/19/2008[b]	24,163,700
30,000,000	3.100%, 11/20/2008[b]	29,950,917
	Old Line Funding Corporation
15,000,000	2.600%, 2/20/2009[b]	14,879,750
	Ranger Funding Company
30,000,000	2.720%, 12/9/2008[b]	29,913,867
	Thunder Bay Funding, Inc.
8,900,000	3.200%, 11/18/2008[b]	8,886,551
20,000,000	2.000%, 12/3/2008[b]	19,964,444
23,071,000	2.000%, 12/4/2008[b]	23,028,703
5,000,000	2.780%, 12/15/2008[b]	4,983,011
	Victory Receivables Corporation
11,886,000	2.900%, 11/12/2008[b]	11,875,468
	Yorktown Capital, LLC
30,000,000	2.650%, 11/18/2008[b]	29,962,458
30,000,000	2.720%, 12/9/2008[b]	29,913,867

	Total Finance	495,063,335

U.S. Government (21.8%)
	Federal Home Loan Bank Discount Notes
30,000,000	2.250%, 1/12/2009	29,865,000
6,000,000	2.250%, 1/20/2009	5,970,000
13,255,000	2.500%, 2/13/2009	13,159,269
	Federal Home Loan Mortgage Corporation Discount Notes
25,000,000	2.330%, 11/10/2008	24,985,438
15,000,000	2.350%, 11/20/2008	14,981,396
25,000,000	2.480%, 11/24/2008	24,960,389
25,000,000	1.420%, 12/9/2008	24,962,528
22,500,000	2.700%, 12/15/2008	22,425,750
5,000,000	1.250%, 12/16/2008	4,992,187
7,500,000	2.660%, 12/22/2008	7,471,738
25,000,000	1.250%, 12/23/2008	24,954,861
60,000,000	1.875%, 12/29/2008	59,818,749
32,980,000	1.565%, 12/30/2008	32,895,435
4,929,000	2.300%, 2/9/2009	4,897,509
	Federal National Mortgage Association Discount Notes
25,000,000	2.380%, 11/10/2008	24,985,125
60,000,000	2.285%, 11/17/2008	59,939,066
3,475,000	1.220%, 12/8/2008	3,470,643
38,650,000	2.258%, 12/15/2008	38,543,321
30,000,000	2.500%, 12/16/2008	29,906,250
7,500,000	2.700%, 12/24/2008	7,470,188
25,000,000	1.500%, 12/30/2008	24,938,542
25,000,000	2.210%, 1/20/2009	24,877,222
12,047,000	2.200%, 2/2/2009	11,978,533
15,000,000	1.900%, 2/17/2009	14,914,500

	Total U.S. Government	537,363,639

U.S. Municipal (1.7%)
	Alaska Housing Financing
15,197,000	2.730%, 12/5/2008	15,157,817
16,211,000	2.730%, 12/10/2008	16,163,056

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Schedule of Investments as of October 31, 2008

Principal Amount	Commercial Paper (61.3%)[a]	Value
U.S. Municipal (1.7%) - continued
	California State Public Works Board Lease Revenue Bonds
$10,000,000	2.800%, 11/12/2008	$10,000,000

	Total U.S. Municipal	41,320,873

	Total Commercial Paper	1,509,913,395

Principal Amount	Variable Rate Notes (38.8%)[a]	Value
Banking-Domestic (15.4%)
	Bank of America Corporation
10,000,000	2.998%, 11/6/2008[d]	10,000,000
	Bank of America NA
15,000,000	4.350%, 1/3/2009[d]	15,000,000
	Bank of New York Company, Inc.
25,000,000	4.304%, 11/10/2008[c,d]	24,999,968
25,000,000	4.578%, 11/10/2008[c,d]	25,000,000
	Barclays Bank plc NY
10,000,000	3.253%, 11/12/2008[d]	10,000,000
	Bear Stearns & Company, Inc.
10,000,000	3.852%, 12/30/2008[b,d]	9,977,941
	Branch Banking and Trust Company
10,000,000	3.213%, 12/4/2008[d]	10,000,000
	Deutsche Bank AG/NY
20,000,000	3.414%, 12/22/2008[d]	20,000,000
	Deutsche Bank NY
25,000,000	2.961%, 11/21/2008[d]	24,983,020
	J.P. Morgan Chase & Company
10,000,000	3.254%, 12/22/2008[d]	10,001,164
	Rabobank Nederland NV/NY
35,000,000	2.784%, 11/17/2008[c,d]	34,999,999
	Royal Bank of Canada NY
15,000,000	3.104%, 11/17/2008[c,d]	15,000,000
10,000,000	3.215%, 1/2/2009[d]	10,000,000
	US Bank NA
30,000,000	3.845%, 11/3/2008[d]	30,000,000
	Wachovia Bank
10,000,000	2.990%, 11/25/2008[d]	10,000,000
10,000,000	4.418%, 1/5/2009[d]	10,000,000
	Wells Fargo & Company
30,000,000	0.380%, 11/3/2008[d]	29,935,746
20,000,000	4.060%, 11/3/2008[d]	20,003,900
35,000,000	4.428%, 11/18/2008[d]	35,000,000
	Wells Fargo Bank NA
25,000,000	4.145%, 11/5/2008[d]	25,000,000

	Total Banking-Domestic	379,901,738

Banking-Foreign (0.8%)
	ING Bank NV
10,000,000	3.726%, 12/29/2008[c,d]	10,000,000
	Societe Generale
10,000,000	3.285%, 12/4/2008[c,d]	10,000,000

	Total Banking-Foreign	20,000,000

Basic Industry (2.0%)
	BASF Finance Europe NV
50,000,000	4.513%, 12/19/2008[c,d]	50,000,000

	Total Basic Industry	50,000,000

Brokerage (2.1%)
	Merrill Lynch & Company, Inc.
30,000,000	4.438%, 11/17/2008[d]	30,000,000
21,000,000	3.435%, 11/21/2008[d]	21,000,000

	Total Brokerage	51,000,000

Consumer Cyclical (6.4%)
	Acts Retirement-Life Communities, Inc.
175,000	8.000%, 11/6/2008[b,d]	175,000
	American Honda Finance Corporation
25,000,000	2.924%, 11/5/2008[c,d]	25,000,000
10,000,000	2.924%, 11/5/2008[c,d]	10,000,000
7,000,000	2.910%, 11/20/2008[c,d]	7,000,000
25,000,000	2.961%, 11/26/2008[c,d]	25,000,000
10,000,000	4.949%, 1/14/2009[c,d]	10,000,000
	Toyota Motor Credit Corporation
30,000,000	0.740%, 11/3/2008[d]	30,000,000
25,000,000	0.800%, 11/3/2008[d]	25,000,000
25,000,000	0.800%, 11/3/2008[d]	25,000,000

	Total Consumer Cyclical	157,175,000

Consumer Non-Cyclical (0.5%)
	Procter & Gamble Company
12,000,000	2.844%, 12/9/2008[d]	12,000,000

	Total Consumer Non-Cyclical	12,000,000

Finance (4.5%)
	General Electric Capital Corporation
30,000,000	0.400%, 11/3/2008[d]	30,003,260
25,000,000	4.160%, 11/10/2008[d]	25,000,000
25,000,000	3.315%, 11/24/2008[d]	25,000,000
	Procter & Gamble International Funding SCA
30,000,000	3.029%, 11/19/2008[d]	30,068,710

	Total Finance	110,071,970

Insurance (0.6%)
	Allstate Life Global Funding Trust
15,000,000	3.454%, 12/22/2008[d]	15,000,000

	Total Insurance	15,000,000

U.S. Government (6.5%)
	Federal Home Loan Bank
30,000,000	0.580%, 11/3/2008[d]	30,000,000
30,000,000	0.665%, 11/3/2008[d]	30,000,001
30,000,000	0.850%, 11/3/2008[d]	30,000,000
15,000,000	4.038%, 1/5/2009[d]	14,998,966
	Federal Home Loan Mortgage Corporation
30,000,000	3.306%, 12/26/2008[d]	29,996,823
	Federal National Mortgage Association
25,000,000	3.306%, 12/26/2008[d]	25,072,402

	Total U.S. Government	160,068,192

	Total Variable Rate Notes	955,216,900

	Total Investments (at amortized cost) 100.1%	$2,465,130,295

	Other Assets and Liabilities, Net (0.1)%	(3,231,547)

	Total Net Assets 100.0%	$2,461,898,748

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Schedule of Investments as of October 31, 2008

a	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank or institution.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of October 31, 2008, the value of these investments was $266,999,967 or 10.8% of total net assets.
d	Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

Cost for federal income tax purposes	$2,465,130,295

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Assets and Liabilities

As of October 31, 2008	Securities Lending Trust
Assets
Investments at cost	$2,465,130,295
Investments in securities at market value	2,465,130,295
Investments at Market Value	2,465,130,295	[a]

Cash	2,394
Dividends and interest receivable	3,416,176
Prepaid expenses	13,561
Total Assets	2,468,562,426

Liabilities
Distributions payable	6,509,003
Accrued expenses	43,223
Payable to affiliate	111,452
Total Liabilities	6,663,678

Net Assets
Capital stock (beneficial interest)	2,461,820,225
Accumulated undistributed net realized gain/(loss)	78,523
Total Net Assets	$2,461,898,748

Shares of beneficial interest outstanding	2,461,820,225

Net asset value per share	$1.00

[a]	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Operations

For the year ended October 31, 2008	Securities Lending Trust
Investment Income
Dividends	$7,568,416
Taxable interest	157,809,150
Total Investment Income	165,377,566

Expenses
Adviser fees	2,185,411
Accounting and pricing fees	54,730
Audit and legal fees	23,957
Custody fees	121,237
Insurance expenses	31,870
Printing and postage expenses	3,354
Transfer agent fees	39,087
Directors’ fees	2,315
Other expenses	19,527
Total Expenses Before Reimbursement	2,481,488

Less:
Reimbursement from adviser	(45,968)
Custody earnings credit	(11,440)
Total Net Expenses	2,424,080

Net Investment Income/(Loss)	162,953,486

Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(11,491,113)
Net increase from payments by affiliates	11,570,196

Net Realized and Unrealized Gains/(Losses)	79,083

Net Increase/(Decrease) in Net Assets Resulting From Operations	$163,032,569

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Statement of Changes in Net Assets

	Securities Lending Trust
For the periods ended	10/31/2008	10/31/2007
Operations
Net investment income/(loss)	$162,953,486	$240,254,977
Net realized gains/(losses)	79,083	(304)
Net Change in Net Assets Resulting From Operations	163,032,569	240,254,673

Distributions to Shareholders
From net investment income	(162,953,486)	(240,254,975)
Total Distributions to Shareholders	(162,953,486)	(240,254,975)

Capital Stock Transactions
Sold	19,268,663,607	26,503,576,886
Redeemed	(21,857,953,773)	(25,573,445,553)
Capital Stock Transactions	(2,589,290,166)	930,131,333

Net Increase/(Decrease) in Net Assets	(2,589,211,083)	930,131,031

Net Assets, Beginning of Period	5,051,109,831	4,120,978,800

Net Assets, End of Period	$2,461,898,748	$5,051,109,831

Capital Stock Share Transactions
Sold	19,268,663,607	26,503,576,886
Redeemed	(21,857,953,773)	(25,573,445,553)

Total Capital Stock Share Transactions	(2,589,290,166)	930,131,333

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of October 31, 2008

(1) ORGANIZATION

Thrivent Financial Securities Lending Trust (the “Trust”) was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust commenced operations on September 16, 2004. All transactions in the Trust are with affiliates of the Trust.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in the Trust are determined once per week using prices supplied by the Trust’s independent pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

(B) Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and therefore no Federal income tax provision was recorded.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48), an interpretation of FASB Statement 109 that requires additional disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more likely-than-not recognition threshold, management of the Trust must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The Trust adopted the provisions of FIN 48 on April 30, 2008, as required by the U.S. Securities and Exchange Commission for mutual funds.

FIN 48 requires management of the Trust to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include Federal, Minnesota, Wisconsin, and Massachusetts, as well as certain foreign countries. As of October 31, 2008, open Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended October 31, 2005 through 2008. The Trust has no examinations in progress and none are expected at this time.

As of October 31, 2008, management of the Trust has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Trust’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Recent Accounting Pronouncements – In September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of this statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in accounting principles generally accepted in the United States (“US GAAP”), and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Trust is currently evaluating the impact that FAS 157 will have on the Trust’s financial statements.

(D) Custody Earnings Credit – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses on the Statement of Operations.

(E) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(F) Accounting Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Thrivent Financial Securities Lending Trust

Notes to Financial Statements

As of October 31, 2008

(2) SIGNIFICANT ACCOUNTING POLICIES (continued)

(G) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. U.S. GAAP requires permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at October 31, 2008.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

(B) Other Fees – The Trust has entered into an administrative contract with Thrivent Financial pursuant to which Thrivent Financial provides certain accounting personnel and services. For the year ended October 31, 2008, Thrivent Financial received aggregate fees for accounting personnel and services of $51,504 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular Thrivent Mutual Fund.

Trustees not participating in the above plan received $1,697 in fees from the Trust for the year ended October 31, 2008. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed certain reasonable expenses incurred in relation to attendance at the meetings.

(C) Indirect Expenses – The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) OTHER TRANSACTIONS WITH AFFILIATES

On September 15, 2008, the Adviser purchased $17,800,196 of the Fund’s securities at amortized cost. The Fund realized a loss of $11,570,196 for the difference between the amortized cost of the securities and the market value as of that date, but at the same time also recognized a loss recovery in the same amount. In the accompanying Statement of Operations, the loss is reflected in “Net realized gains/(losses) on Investments,” and the loss recovery is reflected in “Net increase from payments by affiliate.” There was no impact to the total return as a result of this transaction.

(5) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from U.S. GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

During the year ended October 31, 2008, and the year ended October 31, 2007, the Trust distributed $162,953,486 and $240,254,975 from ordinary income, respectively. At October 31, 2008, undistributed ordinary income for tax purposes was $85,379. Also at October 31, 2008, the Trust utilized a $560 capital loss carryover.

Thrivent Financial Securities Lending Trust

Financial Highlights

	FOR A SHARE OUSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions
SECURITIES LENDING TRUST
Year Ended 10/31/2008	$1.00	$0.03	$—	$0.03	$(0.03)	$—	$(0.03)
Year Ended 10/31/2007	1.00	0.05	—	0.05	(0.05)	—	(0.05)
Year Ended 10/31/2006	1.00	0.05	—	0.05	(0.05)	—	(0.05)
Year Ended 10/31/2005	1.00	0.03	—	0.03	(0.03)	—	(0.03)
Year Ended 10/31/2004(c)	1.00	—	—	—	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)	Since inception, September 16, 2004.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Thrivent Financial Securities Lending Trust

Financial Highlights

	RATIOS / SUPPLEMENTAL DATA
			Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$1.00	3.38%	$2,461.9	0.05%	3.36%	0.05%	3.36%	N/A
1.00	5.46%	5,051.1	0.05%	5.33%	0.05%	5.33%	N/A
1.00	4.93%	4,121.0	0.05%	4.82%	0.05%	4.82%	N/A
1.00	2.91%	3,864.6	0.05%	2.89%	0.05%	2.89%	N/A
1.00	0.22%	3,942.3	0.05%	1.80%	0.05%	1.80%	N/A

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to the Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available on the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Board of Trustees and Officers

The following table provides information about the Trustees and Officers of the Trust. In addition to serving as a Trustee of the Trust, each Trustee also serves as:

•

Director of Thrivent Series Fund, Inc., a registered investment company consisting of 41 portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent Financial”) and Thrivent Life Insurance Company and investment options in the retirement plan offered by Thrivent Financial; and

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 29 series.

The 29 series of Thrivent Mutual Funds, 41 portfolios of Thrivent Series Fund, Inc. and Thrivent Financial Securities Lending Trust are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.

Interested Trustee (1)

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Pamela J. Moret 625 Fourth Avenue South Minneapolis, MN Age 52	President from 2004 until November 2008; Trustee from 2004 until December 2008	71	Executive Vice President, Strategic Development, Thrivent Financial since 2008; Executive Vice President, Marketing and Products, Thrivent Financial from 2002 until 2008	Director, American Public Media and affiliates; Director, Luther Seminary
Independent Trustees (3)
Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
F. Gregory Campbell 625 Fourth Avenue South Minneapolis, MN Age 68	Trustee since 2004	71	President, Carthage College	Director, Optique Funds, Inc., an investment company consisting of four portfolios; Director, Kenosha Hospital and Medical Center Board; Director, Prairie School Board; Director, United Health Systems Board

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Herbert F. Eggerding, Jr. 625 Fourth Avenue South Minneapolis, MN Age 71	Trustee since 2004	71	Management consultant to several privately owned companies	None

Noel K. Estenson 625 Fourth Avenue South Minneapolis, MN Age 69	Trustee since 2004	71	Retired	None

Richard L. Gady 625 Fourth Avenue South Minneapolis, MN Age 65	Trustee since 2004	71	Retired; previously Vice President, Public Affairs and Chief Economist, ConAgra, Inc. (agribusiness)	None

Richard A. Hauser 625 Fourth Avenue South Minneapolis, MN Age 65	Trustee since 2004	71	Vice President and
Assistant General
Counsel, Boeing Company
since 2007; President,
National Legal Center for
the Public Interest from
2004 to 2007; General
Counsel U.S. Department
of Housing and Urban
Development from 2001
to 2004; Partner, Baker &
Hostetler, from 1986 to
			2001	None

Connie M. Levi 625 Fourth Avenue South Minneapolis, MN Age 69	Chairperson beginning in 2009; Trustee since 2004	71	Retired	None

Douglas D. Sims 625 Fourth Avenue South Minneapolis, MN Age 62	Trustee since 2006	71	Retired; previously Chief Executive Officer of CoBank from 1994 to 2006	Director, Keystone Neighborhood Company; Director, Center for Corporate Excellence

Edward W. Smeds 625 Fourth Avenue South Minneapolis, MN Age 72	Chairman and Trustee from 2004 until December 2008	71	Retired	Chairman of Carthage College Board

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Constance L. Souders 625 Fourth Avenue South Minneapolis, MN Age 58	Trustee since 2007	71	Retired; previously
Director from 1983 to
September 30, 2007,
Executive Vice President
from 2001 to 2007, AML
Compliance Officer from
2003 to 2007, Chief
Financial Officer from
2000 to 2005, Chief
Administrative Officer
from 2000 to 2005 and
Treasurer from 1992 to
2005 of Harbor Capital
Advisors, Inc.; Director
from 1992 to 2007,
President from 2000 to
2007 and AML
Compliance Officer from
2003 to 2007 of Harbor
Services Group, Inc.;
Director from 1992 to
2007, Executive Vice
President from 2001 to
2007, Chief Compliance
Officer from 2004 to
2007, AML Compliance
Officer from 2003 to
2007, Supervisory
Registered Principal
from 2000 to 2007,
Interim President from
2002 to 2003, Treasurer
from 2000 to 2005 and
Secretary from 2000 to
2005 of Harbor Funds
Distributors, Inc.;
Vice President from
2000 to 2007, Chief
Financial Officer from
2000 to 2005 and
Treasurer from 1992 to
			2005 of Harbor Funds	None

Board of Trustees and Officers

Executive Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
Pamela J. Moret 625 Fourth Avenue South Minneapolis, MN Age 52	President from 2004 until November 2008	Executive Vice President, Strategic Development, Thrivent Financial since 2008; Executive Vice President, Marketing and Products, Thrivent Financial from 2002 until 2008

Russell W. Swansen 625 Fourth Avenue South Minneapolis, MN Age 51	President since November 2008; previously, Vice President since 2004	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2004; Managing Director, Colonnade Advisors LLC from 2001 to 2003

David S. Royal 625 Fourth Avenue South Minneapolis, MN Age 37	Secretary and Chief Legal Officer since 2006	Vice President — Asset Management, Thrivent Financial since 2006; Partner, Kirkland & Ellis LLP from 2004 to 2006; Associate, Skadden, Arps, Slate, Meagher & Flom LLP from 1997 to 2004

Katie S. Kloster 625 Fourth Avenue South Minneapolis, MN Age 43	Vice President Investment Company and Investment Adviser Chief Compliance Officer since 2004	Vice President and IC and IA Chief Compliance Officer, Thrivent Financial since 2004; Vice President and Controller, Thrivent Financial from 2001 to 2004

Gerard V. Vaillancourt 625 Fourth Avenue South Minneapolis, MN Age 41	Treasurer and Principal Financial Officer since 2005	Vice President, Mutual Fund Accounting since 2006; Head of Mutual Fund Accounting, Thrivent Financial from 2005 to 2006; Director, Fund Accounting Administration, Thrivent Financial from 2002 to 2005

Janice M. Guimond 625 Fourth Avenue South Minneapolis, MN Age 44	Vice President since 2005	Vice President, Investment Operations, Thrivent Financial since 2003; Manager of Portfolio Reporting, Thrivent Financial from 2003 to 2004; Independent Consultant from 2001 to 2003

Karl D. Anderson 625 Fourth Avenue South Minneapolis, MN Age 47	Vice President since 2006	Vice President, Products, Thrivent Financial

Brian W. Picard 4321 North Ballard Road Appleton, WI Age 38	Vice President and Anti-Money Laundering Officer since 2006	Director, FSO Compliance Corp. BCM, Thrivent Financial since 2006; Manager, Field and Securities Compliance, Thrivent Financial from 2002 to 2006

Kenneth L. Kirchner 4321 North Ballard Road Appleton, WI Age 42	Assistant Vice President since 2005	Director, Mutual Funds Operations, Thrivent Financial since 2004; Manager, Shareholder Services, Thrivent Financial from 2003 to 2004

Mark D. Anema 625 Fourth Avenue South Minneapolis, MN Age 47	Assistant Vice President since 2007	Vice President, Accumulation and Retirement Income Solutions, Thrivent Financial since 2007; Vice President, Strategic Planning, Thrivent Financial from 2004 to 2007; Insurance Practice Engagement Manager, McKinsey and Company from 1999 to 2004

Board of Trustees and Officers

Name, Address and Age	Position with Trust and Length of Service (2)	Principal Occupation During the Past 5 Years
James M. Odland 625 Fourth Avenue South Minneapolis, MN Age 53	Assistant Secretary since 2006	Vice President, Office of the General Counsel, Thrivent Financial since 2005; Senior Securities Counsel, Allianz Life Insurance Company from January 2005 to August 2005; Vice President and Chief Legal Officer, Woodbury Financial Services, Inc. from September 2003 to January 2005; Vice President and Group Counsel, Corporate Practice Group, American Express Financial Advisors, Inc. from 2001 to 2003

John L. Sullivan 625 Fourth Avenue South Minneapolis, MN Age 37	Assistant Secretary since 2007	Senior Counsel, Thrivent Financial since 2007; Senior Counsel, Division of Investment Management of the Securities and Exchange Commission from 2000 to 2007

Todd J. Kelly 4321 North Ballard Road Appleton, WI Age 39	Assistant Treasurer since 2004	Director, Fund Accounting Operations, Thrivent Financial

Sarah L. Bergstrom 625 Fourth Avenue South Minneapolis, MN Age 31	Assistant Treasurer since 2007	Director, Fund Accounting Administration, Thrivent Financial since 2007; Manager, Fund Accounting Administration, Thrivent Financial from 2005 to 2007; Manager, Mutual Fund Tax Reporting, Thrivent Financial from 2004 to 2005; Supervisor, Mutual Fund Tax Reporting, Thrivent Financial from 2002 to 2004

(1)	“Interested person” of the Trust as defined in the 1940 Act by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.
(2)	Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	The Trustees other than Ms. Moret are not “interested persons” of the Trust and are referred to as “Independent Trustees.”

This report is submitted for the information of shareholders of

Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending

Trust, which contains more complete information about the Trust,

including investment objectives, risks, charges and expenses.

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Herbert F. Eggerding, Jr., an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $13,353 for the year ended October 31, 2007 and $0 for the year ended October 31, 2008. The $0 in audit fees for the fiscal year ended October 31, 2008 is the result of a change in PwC’s billing cycle.

(b)	Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2007 and $0 for the year ended October 31, 2008. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2007 and $0 for the year ended October 31, 2008.

(c)	Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $4,490 for the year ended October 31, 2007 and $5,311.01 for the year ended October 31, 2008. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2007 and $0 for the year ended October 31, 2008.

(d)	All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2007 and October 31, 2008. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2007 and October 31, 2008.

(e)	Registrant’s audit committee charter, adopted in August 2004, provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)	Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2008 was for work performed by persons other than full-time permanent employees of PwC.

(g)	The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2007 and October 31, 2008 were $1,582 and $1,500 respectively.

(h)	Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	The code of ethics pursuant to Item 2 is attached hereto.

(b)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2008	THRIVENT FINANCIAL SECURITIES LENDING TRUST

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2008
	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: December 29, 2008
	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer